Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	12.69%	17.92%	(18.44%)	19.20%	22.87%	30.76%	(9.05%)	18.68%	11.62%	(2.69%)
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	8.93%	9.32%	(18.37%)	11.34%	30.66%	26.20%	(11.52%)	18.45%	18.91%	(3.55%)
BNY Mellon International Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	1.61%	16.95%	(15.66%)	9.31%	7.17%	22.26%	(16.66%)	27.97%	(1.36%)	1.05%
BNY Mellon Emerging Markets Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	1.94%	9.34%	(21.56%)	5.40%	12.95%	21.95%	(19.34%)	42.59%	10.62%	(16.64%)
BNY Mellon Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	1.08%	5.48%	(13.55%)	(1.50%)	7.86%	8.82%	(0.53%)	3.91%	2.53%	0.70%
BNY Mellon Intermediate Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	2.68%	5.26%	(6.82%)	(1.04%)	5.57%	5.89%	0.36%	1.98%	2.01%	0.58%
BNY Mellon Corporate Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	4.96%	9.13%	(11.59%)	0.12%	8.23%	12.43%	(1.24%)	5.65%	6.43%	(0.09%)
BNY Mellon National Intermediate Municipal Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	1.19%	5.68%	(7.32%)	1.18%	4.69%	7.04%	0.93%	4.42%	(0.29%)	2.64%
BNY Mellon National Short-Term Municipal Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	2.80%	3.55%	(2.68%)	0.22%	1.94%	2.81%	1.25%	1.23%	(0.05%)	0.37%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	1.08%	5.81%	(6.90%)	0.90%	4.15%	7.00%	0.80%	4.08%	(0.44%)	2.37%
BNY Mellon Municipal Opportunities Fund | Class M shares
Prospectus [Line Items]
Annual Return [Percent]	3.29%	7.82%	(10.32%)	3.51%	4.93%	7.87%	2.56%	6.16%	(0.11%)	3.24%
BNY Mellon Asset Allocation Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	13.38%	14.60%	(15.73%)	16.03%	14.79%	20.22%	(7.02%)	17.14%	6.05%	(1.58%)